UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT AUGUST 13, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR ABOUT NOVEMBER 14, 2008.


Report for the Calendar Year or Quarter Ended:       JUNE 30, 2008

Check here if Amendment    [x];     Amendment Number:1
         This Amendment (Check only one.):    [_] is a restatement
                                              [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Lehman Brothers Holdings Inc.
Address:        1271 Avenue of the Americas
                New York, New York 10020

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David J. Coles
Title:            Chief Financial Officer
Phone:            (646) 333-8174


Signature, Place and Date of Signing:

/s/ David J. Coles
------------------
New York, NY
November 14, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:                     1

         Form 13F Information Table Entry Total:                3

         Form 13F Information Table Value Total                 151,187
                                                              (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                Form 13F File Number            Name
     ---                --------------------            ----
     1                  28-1159                         Lehman Brothers Inc.






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

                                                     SHRS                                                  VOTING AUTHORITY
                                                     OR                                                    ----------------
                    TITLE OF             VALUE       PRN     SH/   PUT/     INVESTMENT       OTHER
NAME OF ISSUER      CLASS     CUSIP     (X$1000)     AMT     PRN   CALL     DISCRETION     MANAGERS      SOLE   SHARED   NONE
--------------      -----     -----     --------     ---     ---   ----     ----------     --------      ----   ------   ----
CHOICEPOINT INC     COMMON    170388102  48,200  1,000,000  SH               DEFINED          1      1,000,000    0        0
NATIONWIDE
 FINANCIAL
 SERVICES           COMMON    638612101  37,015    771,000  SH               DEFINED          1        771,000    0        0
PUGET ENERGY INC    COMMON    745310102  65,972  2,750,000  SH               DEFINED          1      2,750,000    0        0
